EMPLOYEE BENEFITS OBLIGATIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Provisions for employee benefits	¥ 30,745	¥ 34,043	¥ 13,380
Less: current portion included in accruals and other payables	(30,745)	(34,043)
Noncurrent provisions for employee benefits	¥ 0	¥ 0